Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Provision for labor, tax and civil risk	R$ 10,428	R$ 10,885	R$ 8,415
Allowance for doubtful accounts	2,181	1,610	1,730
Tax losses and negative basis of social contribution tax	11,728	5,277	3,536
Provision for compensation from acquisitions	13,615	6,277	1,778
Other temporary differences	4,026	1,041	931
Deferred tax assets	41,978	25,090	16,390
Deferred Tax liabilities
Goodwill	(26,785)	(25,879)	(22,741)
Customer portfolio and platform	(14,673)	(22,005)	(10,418)
Deferred Tax liabilities	(41,458)	(47,884)	(33,159)
Deferred tax liability (asset)	520	(22,794)	(16,769)
Deferred taxes - assets	2,276	390	75
Deferred taxes - liabilities	R$ (1,756)	R$ (23,184)	R$ (16,844)